Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000238767 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000238767 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000238767 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000238767 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000238767 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000238767 | TJX Cos., Inc.FR_872540109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000238767 | Novo Nordisk ASFR_670100205
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000238767 | Costco Wholesale Corp.FR_22160K105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000238767 | Merck & Co., Inc.FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000238767 | Thermo Fisher Scientific, Inc.FR_883556102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000238767 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000238767 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000238767 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000238767 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000238767 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000238767 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000238767 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000238767 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000238767 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000238767 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000238769 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000238769 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000238769 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000238769 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000238769 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000238769 | TJX Cos., Inc.FR_872540109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000238769 | Novo Nordisk ASFR_670100205
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000238769 | Costco Wholesale Corp.FR_22160K105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000238769 | Merck & Co., Inc.FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000238769 | Thermo Fisher Scientific, Inc.FR_883556102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000238769 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000238769 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000238769 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000238769 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000238769 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000238769 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000238769 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000238769 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000238769 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000238769 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000238768 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000238768 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000238768 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000238768 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000238768 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000238768 | TJX Cos., Inc.FR_872540109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000238768 | Novo Nordisk ASFR_670100205
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000238768 | Costco Wholesale Corp.FR_22160K105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000238768 | Merck & Co., Inc.FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000238768 | Thermo Fisher Scientific, Inc.FR_883556102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000238768 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000238768 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000238768 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000238768 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000238768 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000238768 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000238768 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000238768 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000238768 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000238768 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000238766 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000238766 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000238766 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000238766 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000238766 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000238766 | TJX Cos., Inc.FR_872540109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000238766 | Novo Nordisk ASFR_670100205
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000238766 | Costco Wholesale Corp.FR_22160K105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000238766 | Merck & Co., Inc.FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000238766 | Thermo Fisher Scientific, Inc.FR_883556102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000238766 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000238766 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000238766 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000238766 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000238766 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000238766 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000238766 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000238766 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000238766 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000238766 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%